Shareholder Report, Line Graph (Details) DFDA_Enhanced U.S. Large Company Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											Enhanced U.S. Large Company Portfolio – Institutional
Accumulated Value	$ 30,178	$ 21,770	$ 19,834	$ 24,560	$ 17,318	$ 15,808	$ 13,667	$ 12,940	$ 10,475	$ 10,000	$ 36,537
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	$ 32,272	$ 23,383	$ 21,230	$ 24,862	$ 17,397	$ 15,857	$ 13,870	$ 12,921	$ 10,451	$ 10,000	$ 39,196